Segment reporting (Details) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 EUR (€) segment	Mar. 31, 2020 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Segment reporting
Number of reportable segments | segment	2
Revenues	€ 4,060	€ 3,884
Cost of sales	(3,021)	(2,729)
Gross profit	€ 1,039	€ 1,155
Gross profit margin (as a percent)	25.60%	29.70%
Operating Expenses	€ (4,535)	€ (4,547)
Other operating expenses	(101)	(659)
Other operating income	914	532
Operating loss	(2,683)	(3,519)
Finance expense	(5,801)	(613)
Finance income	103	1,594
Financial result	(5,698)	981
Loss before income taxes	(8,381)	(2,538)
Income tax income (expense)	52	(63)
Net loss	(8,329)	(2,601)	€ (15,481)	€ (13,978)	€ (8,747)
Systems
Segment reporting
Revenues	2,087	1,305
Cost of sales	(1,506)	(944)
Gross profit	€ 581	€ 361
Gross profit margin (as a percent)	27.80%	27.70%
Services
Segment reporting
Revenues	€ 1,973	€ 2,579
Cost of sales	(1,515)	(1,785)
Gross profit	€ 458	€ 794
Gross profit margin (as a percent)	23.20%	30.80%
Operating segments | Systems
Segment reporting
Revenues	€ 2,979	€ 1,638
Operating segments | Services
Segment reporting
Revenues	1,973	2,579
Intra-segment
Segment reporting
Revenues	(892)	(333)
Intra-segment | Systems
Segment reporting
Revenues	€ (892)	€ (333)